Finance receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finance receivables
Balance, begin	$ 8,095,354	$ 7,431,656
Additions	2,300,368	1,021,489
Add: Interest income	513,925	568,919
Less: Interest payments	(490,277)	(597,986)
Less: Principal payments	(6,632,290)	(526,107)
Effects of foreign exchange	(354,740)	197,383
Balance, end	3,432,340	$ 8,095,354
Current	3,432,340
Non-current	$ 0